Expense Example, No Redemption (REIT Index Portfolio Annuity)	REIT Index Portfolio REIT Index Portfolio - REIT Index Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	28
3 YEAR	87
5 YEAR	152
10 YEAR	343